SCHEDULE OF FAIR VALUE OF STOCK OPTION VESTED AND THE INTRINSIC VALUE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Fair value of options vested	$ 1.51	$ 1.38
Intrinsic value of options exercised	$ 4.14	$ 4.11